Consolidated Statements of Earnings and Comprehensive Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net premiums earned	$ 538,452	$ 493,382	$ 491,961
Net investment income	63,681	66,799	67,346
Net realized investment gains	17,293	23,243	32,538
Other-than-temporary-impairment losses on investments	(257)		(45,293)
Consolidated revenue	619,169	583,424	546,552
Losses and settlement expenses	200,084	201,332	203,388
Policy acquisition costs	183,868	156,894	164,195
Insurance operating expenses	44,312	38,584	39,768
Interest expense on debt	6,050	6,050	6,050
General corporate expenses	7,766	7,998	7,941
Total expenses	442,080	410,858	421,342
Equity in earnings of unconsolidated investee	6,497	7,101	5,052
Earnings before income taxes	183,586	179,667	130,262
Income tax expense (benefit):
Current	49,524	51,433	23,687
Deferred	7,464	37	14,144
Income tax expense	56,988	51,470	37,831
Net earnings	126,598	128,197	92,431
Unrealized gains (losses) on securities:
Unrealized holding gains arising during the period	32,230	33,552	53,995
Less: Reclassification adjustment for losses (gains) included in net earnings	(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)	21,333	18,581	62,281
Comprehensive earnings	$ 147,931	$ 146,778	$ 154,712
Earnings per share:
Basic - Net earnings per share (in dollars per share)	$ 6.01	$ 6.10	$ 4.29
Comprehensive earnings per share (in dollars per share)	$ 7.02	$ 6.98	$ 7.18
Earnings per share:
Diluted - Net earnings per share (in dollars per share)	$ 5.91	$ 6.04	$ 4.25
Comprehensive earnings per share (in dollars per share)	$ 6.90	$ 6.91	$ 7.12
Weighted average number of common shares outstanding:
Basic (in shares)	21,078	21,020	21,562
Diluted (in shares)	21,434	21,241	21,731